Income Taxes (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Allowable capital losses	$ 468,000	$ 468,000
Non-capital losses	1,945,000	1,878,000
Investments	625,000	1,450,000
Unrecognized deferred tax assets	$ (3,038,000)	$ (3,796,000)